Long-Term Investments, Net (Details) $ in Thousands, ¥ in Millions							12 Months Ended
		Apr. 30, 2024 USD ($)	Feb. 28, 2024 CNY (¥)	Oct. 30, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Feb. 22, 2017 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2016
Long-Term Investments, Net [Line Items]
Capital contribution (in Yuan Renminbi) | ¥						¥ 117.9
Gain (loss) on investments							$ 73	$ 44
Aggregate consideration amount (in Yuan Renminbi) | ¥			¥ 197.0
Investment value								$ 3,848
Equity Method Investment, Realized Gain (Loss) on Disposal		$ 23,647
Outstanding amount (in Yuan Renminbi) | ¥				¥ 380.0
Chengdu Haite Kairong Aeronautical Technology Co., Ltd. [Member]
Long-Term Investments, Net [Line Items]
Percentage of equity interest						33.67%
Unicom Airnet Beijing Network Co Ltd Unicom Airnet [Member]
Long-Term Investments, Net [Line Items]
Percentage of equity interest			33.67%
Unicom AirNet [Member]
Long-Term Investments, Net [Line Items]
Investment value		$ 3,700
AM Advertising [Member]
Long-Term Investments, Net [Line Items]
Percentage of equity interest	[1]						20.00%	20.00%
Impairment loss								$ 46,807
Equity Investments [Member]
Long-Term Investments, Net [Line Items]
Impairment loss							$ 73,446	$ 47,336
Equity Investments [Member] | AM Advertising [Member]
Long-Term Investments, Net [Line Items]
Percentage of equity interest					20.32%
Impairment loss					$ 50,159
PRC [Member] | Zhongjiao Huineng [Member]
Long-Term Investments, Net [Line Items]
Percentage of equity interest									13.30%

[1]	The investment in AM Advertising was accounted for using the cost method of accounting, as the Group does not have the ability to exercise significant influence on the operation from 2016. In December 2018, the Group sold the 20.32% equity interests in AM Advertising but did not derecognize this long-term investment considering the existence of continuing involvement and more than trivial benefit owned by the Group. Meanwhile the Group determined the fair value of this investment in AM Advertising according to the transaction price received, which became the new basis of the investment. Hence, the investment impairment loss of $50,159 in AM Advertising was recorded for the year ended December 31, 2018 and the accumulated impairment was $46,807 as of December 31, 2023, due to changes from foreign currency translation adjustment. As of October 30, 2019, the Group and the transferee entered into a supplementary agreement on the outstanding amount of RMB380 million. The Group assessed that they are not involved in any operations or exercise any influence on AM Advertising, so it made a full impairment of the long-term investment in the year of 2024.